Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net loss	$ (20,129)	$ (16,801)	$ (26,240)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on warrants [note 5 and note 10[e]]	(873)	(1,897)	(3,741)
Warrant issuance costs			531
Depreciation	188	244	223
Asset impairment charge [note 6]	202
Stock-based compensation [note10[c]]	1,649	2,328	3,860
Restructuring gain [note 7]			(3,517)
Changes in operating assets and liabilities:
Interest receivable	79	2	105
Amounts receivable	(464)	5,662	2,981
Prepaid expenses and other assets	1,057	1,167	3,944
Accounts payable	778	1,271	(67)
Accrued liabilities other	1,801	(222)	363
Accrued clinical liabilities	(6,551)	(3,714)	2,178
Accrued compensation	(1,079)	(66)	(372)
Restricted cash		(21)	63
Excess lease liability [note 7]		(194)	(785)
Lease obligation	(51)	100	(84)
Lease termination fees [note 12]	(1,250)	(2,000)	3,250
Deferred collaboration revenue [note 4]	(5,040)	5,040
Net cash used in operating activities	(29,683)	(9,101)	(17,308)
Financing Activities:
Proceeds from the exercise of stock options		14	30
Taxes paid related to net share settlement of equity awards	(2)	(52)	(29)
Issuance of common shares, net of share issuance costs			22,372
Net cash provided by (used in) financing activities	(2)	17,591	25,247
Investing Activities:
Purchase of investments	(36,504)	(24,368)	(19,446)
Proceeds from sale of investments		1,003
Proceeds from maturities of investments	47,158	21,659	24,894
Purchase of property and equipment	(46)	(371)	(82)
Net cash provided by (used in) investing activities	10,608	(2,077)	5,366
Effect of exchange rate changes on cash			(1)
Net increase (decrease) in cash and cash equivalents	(19,077)	6,413	13,304
Cash and cash equivalents at beginning of year	34,310	27,897	14,593
Cash and cash equivalents at end of year	$ 15,233	34,310	27,897
Supplemental Disclosure of Cash Flow Information:
Property and equipment received and accrued but not yet paid		218
ATM Financing
Financing Activities:
Proceeds from ATM Financing, net of issuance costs		$ 17,629	$ 2,874